UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202
(Address of principal executive offices) — (Zip code)

David G. Stoeffel, President
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

With a copy to:

Charles M. Weber, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant’s telephone number, including area code: (414) 978-6400

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments

                            NORTH TRACK FUNDS, INC.
                                  S&P 100 PLUS

                            SCHEDULE OF INVESTMENTS
                                 July 31, 2004
----------------------------------------------------------------------------------
                                                  Number
                                                 of Shares               Market
                                                or Par Value             Value
----------------------------------------------------------------------------------
COMMON STOCKS                      99.9%
CONSUMER DISCRETIONARY              7.3%
    Black & Decker Corporation                       2,833         $      198,055
    Clear Channel Communications, Inc.              21,887                781,366
    Walt Disney Company                             73,100              1,687,879
    Eastman Kodak Company                           10,235                271,125
  # Ford Motor Co                                   65,190                959,597
  # General Motors Corporation                      20,099                867,071
  # Harrah's Entertainment, Inc.                     4,056                188,563
    The Home Depot, Inc.                            79,204              2,670,759
    Limited Brands                                  16,802                343,433
    May Department Stores Company                   10,335                274,188
    McDonald's Corporation                          44,870              1,233,925
    Radioshack Corporation                           5,789                161,803
  # Sears, Roebuck and Co.                           7,571                277,704
*   Time Warner Inc.                               162,432              2,704,493
*   Toys "R" Us, Inc.                                7,687                126,528
    Viacom Inc.- Class B                            61,755              2,074,350
                                                                   --------------
                                                                       14,820,839
                                                                   --------------
CONSUMER STAPLES                   14.4%
    Altria Group, Inc.                              73,094         $    3,479,274
    Anheuser-Busch Companies, Inc.                  28,650              1,486,935
    Avon Products, Inc.                             16,870                725,579
  # Campbell Soup Company                           14,638                374,586
    Coca-Cola Company                               86,776              3,805,995
    Colgate-Palmolive Company                       18,973              1,009,364
    Gillette Company                                35,767              1,394,198
    Heinz (H.J.) Company                            12,568                463,633
    PepsiCo, Inc.                                   60,830              3,041,500
    Procter & Gamble Company                        91,584              4,776,106
    Sara Lee Corporation                            28,124                617,603
    Wal-Mart Stores, Inc.                          152,798              8,099,822
                                                                   --------------
                                                                       29,274,595
                                                                   --------------
ENERGY                              6.6%
    Baker Hughes Incorporated                       11,916         $      480,215
  # El Paso Energy Corporation                      22,801                179,900
    Exxon Mobil Corporation                        233,004             10,788,085
  # Halliburton Company                             15,702                498,538
    Schlumberger Limited                            21,009              1,351,299
    Williams Companies, Inc.                        18,532                225,164
                                                                   --------------
                                                                       13,523,201
                                                                   --------------
FINANCIAL SERVICES                 20.1%
    The Allstate Corporation                        25,033         $    1,178,554
    American Express Company                        45,516              2,287,179
    American International Group,  Inc.             92,930              6,565,504
    Bank of America Corporation                     72,647              6,175,721
    Citigroup Inc.                                 184,258              8,123,935
    The Goldman Sachs Group, Inc.                   17,204              1,517,221
    The Hartford Financial Services Group, Inc.     10,446                680,035
    JPMorgan Chase & Co.                           126,963              4,739,529
    Lehman Brothers Holdings Inc.                    9,857                690,976
    Merrill Lynch & Co., Inc.                       34,261              1,703,457
    Morgan Stanley                                  39,182              1,932,848
    U.S. Bancorp                                    67,543              1,911,467

    Wells Fargo & Company                           60,134              3,452,293
                                                                   --------------
                                                                       40,958,719
                                                                   --------------
HEALTH CARE                        12.9%
*   Amgen, Inc.                                     45,305              2,576,948
    Baxter International Inc.                       21,814                655,947
    Bristol-Myers Squibb Company                    69,246              1,585,733
    CIGNA Corporation                                5,040                312,530
  # HCA Inc.                                        17,324                669,573
    Johnson & Johnson                              105,736              5,844,029
*   MedImmune, Inc.                                  8,887                204,757
    Medtronic, Inc.                                 43,202              2,145,843
    Merck & Co. Inc.                                79,195              3,591,493
    Pfizer Inc.                                    271,911              8,690,276
                                                                   --------------
                                                                       26,277,129
                                                                   --------------
INDUSTRIALS                        12.1%
    3M Co.                                          27,880         $    2,296,197
    The Boeing Company                              30,022              1,523,616
    Burlington Northern Santa Fe Corporation        13,233                469,507
  # Delta Air Lines, Inc.                            4,484                 23,272
    FedEx Corporation                               10,660                872,841
    General Dynamics Corporation                     7,104                702,017
+   General Electric Company                       376,084             12,504,793
    Honeywell International Inc.                    30,595              1,150,678
    Norfolk Southern Corporation                    14,007                373,847
    Raytheon Company                                15,938                534,720
  # Rockwell Automation, Inc.                        6,688                250,198
    Tyco International Ltd.                         71,434              2,214,454
    United Technologies  Corporation                18,373              1,717,875
                                                                   --------------
                                                                       24,634,015
                                                                   --------------
INFORMATION TECHNOLOGY             18.6%
*   Cisco Systems, Inc.                            240,945         $    5,026,113
*   Computer Sciences Corporation                    6,733                318,134
*   Dell Computer Corporation                       89,930              3,189,817
*   EMC Corporation                                 87,059                955,037
    Hewlett-Packard Company                        108,665              2,189,600
    Intel Corporation                              230,422              5,617,689
    International Business  Machines Corporation    60,068              5,230,121
  # Lucent Technologies, Inc.                      152,617                465,482
    Microsoft Corporation                          384,668             10,947,651
*   National Semiconductor  Corporation             12,746                218,594
*   Oracle Corporation                             185,177              1,946,210
  # Texas Instruments Inc.                          61,643              1,314,845
*   Unisys Corporation                              11,897                121,825
    Xerox Corporation                               28,592                396,285
                                                                   --------------
                                                                       37,937,403
                                                                   --------------
MATERIALS                           2.6%
    Alcoa Inc.                                      30,990         $      992,610
  # Allegheny Technologies, Inc.                     2,903                 58,205
    Boise Cascade Corporation                        3,159                101,878
    Dow Chemical Company                            33,335              1,329,733
    DuPont (E.I.) de Nemours and  Company           35,628              1,527,372
    International Paper Company                     17,372                750,992
    Weyerhaeuser Company                             8,642                535,804
                                                                   --------------
                                                                        5,296,594
                                                                   --------------
TELECOMMUNICATION                   4.0%
  # AT&T Corp.                                      28,309         $      427,466
*   Nextel Communications, Inc.                     39,573                900,681
    SBC Communications, Inc.                       118,049              2,991,362
    Verizon Communications                          98,720              3,804,669
                                                                   --------------
                                                                        8,124,178
                                                                   --------------
UTILITIES                           1.3%
*   The AES Corporation                             22,680         $      218,862

  # American Electric Power  Company, Inc.          14,071                437,749
    Entergy Corporation                              8,213                472,248
    Exelon Corporation                              23,556                822,104
  # Southern Company                                26,269                769,156
                                                                   --------------
                                                                        2,720,119
                                                                   --------------
Total Common Stocks
          (Cost $175,811,062)                                      $  203,566,792
                                                                   --------------
 SHORT-TERM INVESTMENTS             3.9%

 CERTIFICATE OF DEPOSIT             0.1%
\   CSFB Bank
    1.36%, due 08-06-2004                         $235,453                235,647
                                                                   --------------
                                                                          235,647
                                                                   --------------
 COMMERCIAL PAPER                   0.8%
\   Country Wide Home Loans
     1.40%, due 08-02-2004                         470,906                470,851
\   Four Winds Funding
     1.40%, due 08-02-2004                         470,906                470,851
\   Morgan St Dean Witter
     1.393%, due 02-18-2005                        470,906                470,906
\   New York State Power Authority
     1.302%, due 08-03-2004                        235,453                235,036
                                                                   --------------
                                                                        1,647,644
                                                                   --------------
 MEDIUM TERM NOTES                  0.6%
\   CSFB USA Inc
     1.435%, due 11-09-2004                        235,453                236,389
\   First Tennessee Bank
     1.33%, due 06-07-2005                         470,906                470,811
\   General Electric Cap Crp
     1.392%, due 09-24-2004                        235,453                235,773
\   Lehman Brothers
     1.403%, due 5-16-2005                         235,453                235,453
                                                                   --------------
                                                                        1,178,426
                                                                   --------------
 MASTER NOTE                        0.1%
\   Bear Stearns & Co
     1.463%, due 08-04-2004                        235,453                235,453
                                                                   --------------
                                                                          235,453
                                                                   --------------
 REPURCHASE AGREEMENTS              2.0%
\   Bk of America Sec LLC
     Triparty Repurchase Agreement
     1.36%, due 08-02-2004
     Collateralized by Bank of America
     Mortgage Sec, 1.318%,
     due 07-25-2034                                706,359                706,359
\   Bear Stearns & Co
     Triparty Repurchase Agreement
     1.433%, due 08-02-2004
     Collateralized by FannieMae Strips
     due 03-01-2029 and 07-01-2029               2,354,529              2,354,529
\   Lehman Brothers Triparty
     Repurchase Agreement
     1.393%, due 08-02-2004
     Collateralized by various assets backed
     securities, due 06-25-2012 to 06-25-2034    1,008,128              1,008,128
                                                                   --------------
                                                                        4,069,016
                                                                   --------------
 MONEY MARKET                       0.3%
    Highmark Diversified Money Market Fund,
     Fiduciary Shares                              610,340                610,340
                                                                   --------------
Total Short-Term Investments                                            7,976,526
     (Cost $7,976,526)                                             --------------

TOTAL INVESTMENTS                 103.8%                              211,543,318

 LESS COLLATERAL HELD FOR SECURITIES
     ON LOAN                       (3.6)%                              (7,366,186)
 OTHER LIABILITIES LESS OTHER ASSETS
                                   (0.2)%                                (324,302)
                                                                   --------------
 NET ASSETS                       100.0%                              203,852,830
                                                                   ==============

*    Non-income producing
+    Designated as collateral against futures
#    Loaned securities
\    Security purchased with cash received to collateralize loaned securities

   Percentages shown are a percent of net assets

                            NORTH TRACK FUNDS, INC.
                            PSE TECH 100 INDEX FUND

                            SCHEDULE OF INVESTMENTS
                                 July 31, 2004
----------------------------------------------------------------------------------
                                                  Number
                                                 of Shares               Market
                                                or Par Value             Value
----------------------------------------------------------------------------------
COMMON STOCKS                      99.6%
AEROSPACE & DEFENSE                 4.6%
    Goodrich Corporation                           156,410         $    5,056,735
    Lockheed Martin Corporation                    156,410              8,288,166
  # Raytheon Company                               156,410              5,247,556
                                                                   --------------

                                                                       18,592,457
                                                                   --------------
BIOTECHNOLOGY                      11.0%
*   Amgen, Inc.                                    156,410         $    8,896,601
* # Biogen Idec Inc                                156,410              9,384,600
* # Chiron Corporation                             156,410              7,168,270
*   Genentech, Inc.                                156,409              7,613,990
* # Genzyme Corporation - General Division         156,410              8,020,705
*   MedImmune, Inc.                                156,410              3,603,686
                                                                   --------------

                                                                       44,687,852
                                                                   --------------
COMMUNICATIONS EQUIPMENT                10.7%
*   3Com Corporation                               156,410         $      771,101
* # ADC Telecommunications, Inc.                   156,410                375,384
* # Adaptec, Inc.                                  156,410              1,171,511
  # Alcatel ADR                                    156,410              2,023,945
*   CIENA Corporation                              156,410                441,076
*   Cisco Systems, Inc.                            156,410              3,262,713
    Corning Incorporated                           156,410              1,933,228
    Harris Corporation                             156,410              7,426,347
*   JDS Uniphase Corporation                       156,410                539,614
*   Juniper Networks, Inc.                         156,410              3,591,174
    Motorola, Inc.                                 156,410              2,491,611
    Nokia Corp - ADR                               156,410              1,817,484
    Nortel Networks Corporation                    156,410                572,461
    QUALCOMM Inc                                   156,410             10,804,803
    Scientific-Atlanta, Inc.                       156,410              4,809,607
* # Tellabs, Inc.                                  156,410              1,393,613
                                                                   --------------

                                                                       43,425,672
                                                                   --------------
COMPUTERS & PERIPHERALS            11.1%
* # Apple Computer, Inc.                           156,410         $    5,058,299
*   Dell Computer Corporation                      156,410              5,547,863
*   EMC Corporation                                156,410              1,715,818
*   Gateway, Inc.                                  156,410                703,845
    Hewlett-Packard Company                        156,410              3,151,661
 +  International Business Machines Corporation    156,410             13,618,619
*   NCR Corporation                                156,410              7,262,116
*   Network Appliance, Inc.                        156,410              3,020,277
*   Quantum Corporation - DLT & Storage Systems    156,410                381,640
*   Storage Technology Corporation                 156,410              3,902,430
* # Sun Microsystems, Inc.                         156,410                617,820

                                                                   --------------

                                                                       44,980,388
                                                                   --------------
ELECTRICAL EQUIPMENT               0.60%
    American Power Conversion Corporation          156,410         $    2,361,791
                                                                   --------------

                                                                        2,361,791
                                                                   --------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS                       4.8%
*   Agilent Technologies, Inc.                     156,410         $    3,724,122
* # Coherent, Inc.                                 156,410              4,115,929
*   Solectron Corporation                          156,410                860,255
    Symbol Technologies, Inc.                      156,410              2,047,407
    Tektronix, Inc.                                156,410              4,754,864
*   Thermo Electron Corporation                    156,410              4,022,865
                                                                   --------------

                                                                       19,525,442
                                                                   --------------
HEALTH CARE EQUIPMENT &            10.6%
  SUPPLIES
    Applera Corporation -
     Applied Biosystems Group                      156,410         $    3,236,123
    Biomet, Inc.                                   156,410              6,880,475
*   Boston Scientific Corporation                  156,410              5,984,247
    Medtronic, Inc.                                156,410              7,768,885
    Millipore Corporation                          156,410              8,241,243
* # St. Jude Medical, Inc.                         156,410             10,656,213
                                                                   --------------

                                                                       42,767,186
                                                                   --------------
INTERNET SOFTWARE                   1.2%
& SERVICES
*   Yahoo!, Inc.                                   156,411         $    4,817,459
                                                                   --------------

                                                                        4,817,459
                                                                   --------------
IT SERVICES                         8.9%
    Automatic Data Processing, Inc.                156,410         $    6,566,092
* # Computer Sciences Corporation                  156,410              7,390,372
* # DST System, Inc.                               156,410              7,126,040
  # Electronic Data Systems                        156,410              2,890,457
    First Data Corporation                         156,410              6,977,450
*   SunGard Data Systems, Inc.                     156,410              3,645,917
*   Unisys Corporation                             156,410              1,601,638
                                                                   --------------

                                                                       36,197,966
                                                                   --------------
MEDIA                               0.7%
* #     Time Warner Inc.                           156,410         $    2,604,227
                                                                   --------------

                                                                        2,604,227
                                                                   --------------
OFFICE ELECTRONICS                  0.5%
  # Xerox Corporation                              156,410         $    2,167,843
                                                                   --------------

                                                                        2,167,843
                                                                   --------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT                          16.0%
* #      Advanced Micro Devices, Inc.              156,410         $    1,953,561
         Analog Devices, Inc.                      156,410              6,209,477
* #      Applied Materials, Inc.                   156,410              2,654,278
* #     Cypress Semiconductor Corporation          156,410              1,773,689
        Intel Corporation                          156,410              3,813,276
* #     KLA-Tencor Corporation                     156,410              6,445,656

* # Kulicke & Soffa Industries, Inc.               156,410              1,221,562
*   Lam Research Corporation                       156,410              3,730,379
  # Linear Technology Corporation                  156,410              6,115,631
*   LSI Logic Corporation                          156,410                796,127
  # Maxim Integrated Products, Inc.                156,410              7,523,321
* # Micron Technology, Inc.                        156,410              2,116,227
* # National Semiconductor  Corporation            156,411              2,682,449
* # Novellus Systems, Inc.                         156,410              4,223,070
*   Standard Microsystems Corporation              156,410              2,691,816
* # Teradyne, Inc.                                 156,410              2,674,611
  # Texas Instruments Inc.                         156,410              3,336,225
*   Vitesse Semiconductors                         156,410                437,948
  # Xilinx, Inc.                                   156,410              4,603,146
                                                                   --------------

                                                                       65,002,449
                                                                   --------------
SOFTWARE                           18.0%
  # Adobe Systems, Inc.                            156,410         $    6,597,374
  # Autodesk, Inc.                                 156,410              6,287,682
*   BEA Systems, Inc.                              156,410              1,015,101
*   BMC Software, Inc.                             156,410              2,452,509
*   Cadence Design Systems, Inc.                   156,410              2,106,843
* # Check Point Software Technologies Ltd.         156,410              3,110,995
  # Computer Associates International, Inc.        156,410              3,947,788
*   Compuware Corp                                 156,410                772,665
* # Electronic Arts Inc.                           156,410              7,840,833
*   McAfee, Inc.                                   156,410              2,812,252
* # Mentor Graphics Corporation                    156,410              1,845,638
    Microsoft Corporation                          156,410              4,451,428
* # Novell, Inc.                                   156,410              1,069,844
*   Oracle Corporation                             156,410              1,643,869
*   PeopleSoft, Inc.                               156,410              2,818,508
    SAP AG - ADR                                   156,410              6,257,964
*   Siebel Systems, Inc.                           156,410              1,260,665
*   Sybase, Inc.                                   156,410              2,278,894
* # Symantec Corporation                           156,410              7,313,732
* # Synopsys, Inc.                                 156,410              3,955,609
*   VERITAS Software Corporation                   156,410              2,981,175
                                                                   --------------

                                                                       72,821,368
                                                                   --------------
WIRELESS TELECOMMUNICATIONS         0.9%
SERVICES
*   Nextel Communications, Inc.                    156,410              3,559,892
                                                                   --------------

                                                                        3,559,892
                                                                   --------------

Total Common Stocks
    (Cost $583,410,015)                                            $  403,511,992
                                                                   --------------

 SHORT-TERM INVESTMENTS            25.5%

 CERTIFICATE OF DEPOSIT             0.8%
\   CSFB Bank
     1.36%, due 08-06-2004                      $3,252,164              3,254,850
                                                                   --------------
                                                                        3,254,850
                                                                   --------------

 COMMERCIAL PAPER                   5.6%
\   Country Wide Home Loans                      6,504,328              6,503,569
     1.40%, due 08-02-2004

\   Four Winds Funding                           6,504,328              6,503,569
     1.40%, due 08-02-2004
\   Morgan St Dean Witter                        6,504,328              6,504,328
     1.393%, due 02-18-2005
\   New York State Power Authority               3,252,164              3,246,409
     1.302%, due 08-03-2004
                                                                   --------------
                                                                       22,757,875
                                                                   --------------

 MEDIUM TERM NOTES                  4.0%
\   CSFB USA Inc                                 3,252,164              3,265,094
     1.435%, due 11-09-2004
\   First Tennessee Bank                         6,504,328              6,503,014
     1.33%, due 06-07-2005
\   General Electric Cap Crp                     3,252,164              3,256,590
     1.392%, due 09-24-2004
\   Lehman Brothers                              3,252,164              3,252,164
     1.403%, due 5-16-2005
                                                                   --------------
                                                                       16,276,862
                                                                   --------------

 MASTER NOTE                        0.8%
\   Bear Stearns & Co
     1.463%, due 08-04-2004                      3,252,164              3,252,164
                                                                   --------------
                                                                        3,252,164
                                                                   --------------
 REPURCHASE AGREEMENTS             13.9%
\   Bk of America Sec LLC
     Triparty Repurchase Agreement
     1.36%, due 08-02-2004
     Collateralized by Bank of America
     Mortgage Sec, 1.318%,
     due 07-25-2034                              9,756,491              9,756,491
\   Bear Stearns & Co
     Triparty Repurchase Agreement
     1.433%, due 08-02-2004
     Collateralized by FannieMae Strips
     due 03-01-2029 and 07-01-2029              32,521,638             32,521,638
\   Lehman Brothers Triparty
     Repurchase Agreement
     1.393%, due 08-02-2004
     Collateralized by various assets backed
     securities, due 06-25-2012 to 06-25-2034   13,924,647             13,924,647
                                                                   --------------
                                                                       56,202,776
                                                                   --------------

 MONEY MARKET                       0.4%
    Highmark Diversified Money Market Fund,
     Fiduciary Shares                                                   1,750,360

                                                                   --------------
    Total Short-Term Investments                                      103,494,887
     (Cost $103,494,887)                                           --------------

TOTAL INVESTMENTS                 125.1%                              507,006,879
 LESS COLLATERAL HELD FOR SECURITIES
     ON LOAN                      (25.1)%                            (101,744,527)
 OTHER LIABILITIES,
     LESS OTHER ASSETS             (0.0)%                                (127,783)
                                                                   --------------
 NET ASSETS                       100.0%                              405,134,569
                                                                   ==============

*    Non-income producing
+    Designated as collateral against futures
#    Loaned securities
\    Security purchased with cash received to collateralize loaned securities

   Percentages shown are a percent of net assets

                             NORTH TRACK FUNDS, INC.
                    DOW JONES U.S. HEALTH CARE 100 PLUS FUND

                             SCHEDULE OF INVESTMENTS
                                  July 31, 2004
--------------------------------------------------------------------------------
                                                Number
                                               of Shares              Market
                                              or Par Value            Value
--------------------------------------------------------------------------------
COMMON STOCKS -                   100.5%
BIOTECHNOLOGY                      15.1%
*   Affymetrix, Inc.                                 3,067         $       82,840
*   Amgen, Inc.                                     44,490              2,530,591
*   Amylin Pharmaceuticals, Inc.                     6,715                138,329
*   Biogen Idec Inc.                                16,570                994,200
  # Celgene Corporation                              5,570                297,048
*   Cephalon, Inc.                                   4,213                212,841
*   Charles River Laboratories International, Inc.   3,757                169,328
*   Chiron Corporation                               6,261                286,942
* # Embrex, Inc.                                    13,410                184,924
*   Gen-Probe Incorporated                           3,890                145,564
*   Genentech, Inc.                                 23,016              1,120,419
* # Genzyme Corporation - General Division          11,509                590,181
*   Gilead Sciences, Inc.                           11,381                735,668
*   Human Genome Sciences, Inc.                     11,198                112,260
* # ICOS Corporation                                 4,967                119,506
*   IDEXX Laboratories, Inc.                         2,755                138,824
* # ImClone Systems Incorporated                     4,100                241,572
*   Invitrogen Corporation                           3,729                195,698
* # Martek Biosciences Corporation                   1,360                 64,355
*   MedImmune, Inc.                                 13,886                319,933
*   Millennium Pharmaceuticals, Inc.                20,549                228,505
* # NPS Pharmaceuticals, Inc.                        3,570                 66,580
*   Neurocrine Biosciences, Inc.                     2,917                135,845
*   Protein Design Labs, Inc.                        7,933                128,515
*   Techne Corporation                               3,415                135,917
                                                                   --------------

                                                                        9,376,385
                                                                   --------------
CHEMICALS                           0.9%
    Monsanto Company                                15,253         $      553,074
                                                                   --------------

                                                                          553,074
                                                                   --------------
HEALTH CARE EQUIPMENT              19.8%
  AND SUPPLIES
    Alcon, Inc.                                      4,965         $      380,319
*   Apogent Technologies Inc.                        6,749                219,342
    Applera Corporation -
     Applied Biosystems Group                       14,052                290,736
    Bausch & Lomb Incorporated                       5,579                343,611
    Baxter International Inc.                       29,737                894,192
    Beckman Coulter, Inc.                            4,410                243,300
    Becton Dickinson and Company                    15,922                751,996
    Biomet, Inc.                                    13,203                580,800
*   Boston Scientific Corporation                   27,884              1,066,842
    C. R. Bard, Inc.                                 6,772                373,814
*   Cytyc Corporation                                8,446                204,140
    DENTSPLY International, Inc.                     5,081                247,089
* # Edwards Lifesciences Corporation                 4,768                167,691
  # Fisher Scientific International Inc.             4,580                266,556
    Guidant Corporation                             16,010                885,673
    Hillenbrand Industries, Inc.                     4,255                241,641
    Medtronic, Inc.                                 45,030              2,236,640
* # Respironics, Inc.                                2,810                156,573
*   STERIS Corporation                               5,909                121,489
*   St. Jude Medical, Inc.                           9,462                644,646
    Stryker Corporation                             14,348                684,113
    Varian Medical Systems, Inc.                     4,622                318,964

*   Zimmer Holdings, Inc.                           13,242              1,010,497
                                                                   --------------

                                                                       12,330,664
                                                                   --------------
HEALTH CARE PROVIDERS              19.6%
 AND SERVICES
*   Accredo Health, Incorporated                     3,986         $      129,146
    Aetna Inc.                                       9,775                838,695
* # Andrx Group                                      5,925                153,695
*   Anthem, Inc.                                     7,427                612,505
*   Apria Healthcare Group Inc.                      4,294                126,029
*   Caremark Rx, Inc.                               24,246                739,503
    CIGNA Corporation                               10,328                640,439
*   Covance Inc.                                     4,872                178,754
* # Coventry Health Care, Inc.                       5,242                267,919
*   DaVita, Inc.                                    10,124                307,466
*   Express Scripts, Inc,-Class A                    4,220                276,832
*   First Health Group Corp.                         2,248                 31,517
*   Gentiva Health Services, Inc.                    6,000                 91,260
  # HCA Inc.                                        21,656                837,004
  # Health Management Associates, Inc.-Class A      16,019                321,341
*   Health Net Inc.                                  5,040                121,615
*   Humana Inc.                                      7,782                140,932
*   Laboratory Corporation of America Holdings       9,330                365,363
*   Lincare Holdings Inc.                            7,277                232,427
    Manor Care, Inc.                                 6,738                210,563
*   Medco Health Solutions, Inc.                    15,720                476,316
    Omnicare, Inc.                                   7,083                200,236
* # PacifiCare Health Systems, Inc.                 10,270                313,954
* # Patterson Companies Inc                          4,028                295,736
*   Pharmaceutical Product Development, Inc.         4,118                144,377
    Quest Diagnostics Incorporated                   5,046                414,176
*   Renal Care Group, Inc.                           5,281                168,253
*   Service Corporation International               39,120                248,412
*   Tenet Healthcare Corporation                    29,900                334,282
*   Triad Hospitals, Inc.                            5,670                193,120
  # UnitedHealth Group Incorporated                 27,202              1,710,989
    Universal Health Services, Inc. - Class B        3,899                177,443
*   Ventiv Health, Inc.                              6,000                 91,440
*   Wellpoint Health Networks Inc.                   7,783                786,861
                                                                   --------------

                                                                       12,178,600
                                                                   --------------
PHARMACEUTICALS                    45.1%
    Abbott Laboratories                             57,475         $    2,261,641
    Allergan, Inc.                                   7,487                566,317
*   Barr Laboratories, Inc.                          6,618                227,328
    Bristol-Myers Squibb Company                    77,252              1,769,071
    Eli Lilly and Company                           35,254              2,246,385
*   Forest Laboratories, Inc                        17,983                904,365
*   Hospira, Inc.                                   17,000                440,470
*   IVAX Corporation                                11,866                283,004
    Johnson & Johnson                               84,550              4,673,078
*   King Pharmaceuticals, Inc.                      18,703                211,157
    Medicis Pharmaceutical Corporation               4,462                159,606
    Merck & Co. Inc.                                72,800              3,301,480
  # Mylan Laboratories Inc.                         17,641                261,440
*   OSI Pharmaceutical Cos Inc.                      9,100                546,910
*   Par Pharmaceutical Cos Inc.                      3,070                115,555
    Perrigo Company                                  5,500                 91,630
    Pfizer Inc.                                    194,416              6,213,535
    Schering-Plough Corporation                     67,092              1,305,610
* # Sepracor Inc.                                    5,889                270,717
* # Taro Pharmaceutical Industries Ltd.                220                  4,913
    Valeant Pharmaceuticals International            7,036                123,200
*   Watson Pharmaceuticals, Inc.                     8,159                205,688
    Wyeth                                           52,803              1,869,226
                                                                   --------------

                                                                       28,052,326
                                                                   --------------
Total Common Stocks

     (Cost $61,771,725)                                                62,491,049
                                                                   --------------

SHORT-TERM INVESTMENTS             10.5%

 CERTIFICATE OF DEPOSIT             0.3%
\   CSFB Bank
     1.36%, due 08-06-2004                      $  205,380                205,549
                                                                   --------------
                                                                          205,549
                                                                   --------------
COMMERCIAL PAPER                   2.3%
\   Country Wide Home Loans                        410,759                410,711
     1.40%, due 08-02-2004
\   Four Winds Funding                             410,759                410,711
     1.40%, due 08-02-2004
\   Morgan St Dean Witter                          410,759                410,759
     1.393%, due 02-18-2005
\   New York State Power Authority                 205,380                205,016
                                                                   --------------
     1.302%, due 08-03-2004                                             1,437,197
                                                                   --------------

 MEDIUM TERM NOTES                  1.7%
\   CSFB USA Inc
     1.435%, due 11-09-2004                        205,380                206,196
\   First Tennessee Bank
     1.33%, due 06-07-2005                         410,759                410,676
\   General Electric Cap Crp
     1.392%, due 09-24-2004                        205,380                205,659
\   Lehman Brothers
     1.403%, due 5-16-2005                         205,380                205,380
                                                                   --------------
                                                                        1,027,911
                                                                   --------------

 MASTER NOTE                        0.3%
\   Bear Stearns & Co
     1.463%, due 08-04-2004                        205,380                205,380
                                                                   --------------
                                                                          205,380
                                                                   --------------

 REPURCHASE AGREEMENTS              5.7%
\   Bk of America Sec LLC
     Triparty Repurchase Agreement
     1.36%, due 08-02-2004
     Collateralized by Bank of America
     Mortgage Sec, 1.318%,
     due 07-25-2034                                616,139                616,139
\   Bear Stearns & Co
     Triparty Repurchase Agreement
     1.433%, due 08-02-2004
     Collateralized by FannieMae Strips
     due 03-01-2029 and 07-01-2029               2,053,797              2,053,797
\   Lehman Brothers Triparty
     Repurchase Agreement
     1.393%, due 08-02-2004
     Collateralized by various assets backed
     securities, due 06-25-2012 to 06-25-2034      879,365                879,365
                                                                        3,549,301
MONEY MARKET
    Highmark Diversified Money      0.2%
     Market Fund, Fiduciary Shares                 109,708                109,708
                                                                   --------------
Total Short-Term Investments                                            6,535,046
    (Cost $6,535,046)                                              --------------

TOTAL INVESTMENTS                 111.0%                               69,026,095
LESS COLLATERAL HELD FOR
  SECURITIES ON LOAN              (10.3)%                              (6,425,338)
OTHER ASSETS,
  LESS OTHER LIABILITIES           (0.7)%                                (413,575)

                                                                   --------------
NET ASSETS                        100.0%                               62,187,182
                                                                   ==============

*    Non-income producing
#    Loaned security
\    Security purchased with cash received to collateralize loaned securities

   Percentages shown are a percent of net assets

                             NORTH TRACK FUNDS, INC.
                     DOW JONES U.S. FINANCIAL 100 PLUS FUND

                             SCHEDULE OF INVESTMENTS
                                  July 31, 2004
--------------------------------------------------------------------------------
                                                  Number
                                                 of Shares            Market
                                                or Par Value          Value
--------------------------------------------------------------------------------
COMMON STOCKS -                   100.0%
CAPITAL MARKETS                    19.3%
    Bank of New York Company, Inc.                  20,649         $      593,246
  # The Bear Stearns Companies Inc.                  4,317                360,124
    The Charles Schwab Corporporation               28,408                249,422
*   E*TRADE Financial Corporation                    9,990                110,589
    Fidelity National Financial, Inc.                4,430                160,588
    Franklin Resources, Inc.                         3,815                184,074
    The Goldman Sachs Group, Inc.                   12,129              1,069,656
    JPMorgan Chase & Co.                            90,878              3,392,476
  # Janus Capital Group, Inc.                        6,420                 85,129
*   Knight Trading Group, Inc.                       4,850                 41,274
    Legg Mason, Inc.                                 1,836                144,199
    Lehman Brothers Holdings Inc.                    9,129                639,943
    Mellon Financial Corporation                    11,566                317,834
    Merrill Lynch & Co., Inc.                       25,254              1,255,629
    Morgan Stanley                                  25,892              1,277,252
    Northern Trust Corporation                       5,649                226,694
    State Street Corporation                         9,033                386,703
    T. Rowe Price Group Inc.                         3,451                159,505
                                                                   --------------

                                                                       10,654,337
                                                                   --------------
COMMERCIAL BANKS                   29.8%
    AmSouth Bancorporation                           9,575         $      234,875
    BB&T Corporation                                14,822                574,056
    Bank of America Corporation                     49,436              4,202,554
    Bank of Hawaii Corporation                       2,540                114,122
    Banknorth Group, Inc.                            4,707                150,200
    Charter One Financial, Inc.                      6,046                268,503
    Comerica Incorporated                            4,411                257,911
  # Commerce Bancorp, Inc.                           2,100                105,714
    Compass Bancshares, Inc.                         3,352                147,790
  # Fifth Third Bancorp                             12,550                619,468
    First Horizon National Corporation               3,346                145,049
    Huntington Bancshares Incorporated               5,907                144,485
    KeyCorp                                         11,167                337,020
    M&T Bank Corporation                             2,528                235,685
    Marshall & Ilsley Corporation                    5,585                214,520
    Mercantile Bankshares Corporation                2,181                 99,039
    National City Corporation                       16,150                589,475
    National Commerce Financial Corporation          5,549                180,343
  # North Fork Bancorporation, Inc.                  4,704                183,691
    PNC Financial Services Group                     7,606                384,864
    Popular, Inc.                                    6,636                150,903
    Regions Financial Corporation                   12,524                371,838
    SouthTrust Corporation                           9,055                351,244
  # SunTrust Banks, Inc.                             7,194                474,444

    Synovus Financial Corp.                          7,028                179,003
    TCF Financial Corporation                        1,857                112,163
    UnionBanCal Corporation                          1,900                110,295
    U.S. Bancorp                                    48,790              1,380,757
    Wachovia Corporation                            33,711              1,493,734
    Wells Fargo & Company                           42,088              2,416,272
    Zions Bancorporation                             2,488                150,524
                                                                   --------------
                                                                       16,380,541
                                                                   --------------
CONSUMER FINANCE                    5.6%
    American Express Company                        29,024         $    1,458,456
    Capital One Financial Corporation                6,458                447,669
    MBNA Corporation                                29,842                736,799
    SLM Corporation                                 11,781                446,735
                                                                   --------------
                                                                        3,089,659
                                                                   --------------
DIVERSIFIED FINANCIAL SERVICES     10.8%
    The CIT Group, Inc.                              5,759          $     200,183
    Citigroup Inc.                                 123,515              5,445,776
    Principal Financial Group, Inc.                  8,715                296,223
                                                                   --------------
                                                                        5,942,182
                                                                   --------------
INSURANCE                          21.0%
    ACE Limited                                      7,661          $     310,960
    AFLAC Inc                                       13,543                536,845
    Allmerica Financial Corporation                  3,700                110,297
    The Allstate Corporation                        18,374                865,048
  # Ambac Financial Group, Inc.                      2,959                210,414
    American Financial Group, Inc.                   3,750                111,338
    American International Group, Inc.              55,774              3,940,433
  # Aon Corporation                                  7,083                187,275
    The Chubb Corporation                            5,165                355,249
    Cincinnati Financial Corporation                 4,041                161,155
    Everest Re Group, Ltd.                           1,542                113,306
    The Hartford Financial Services Group, Inc.      7,865                512,011
    Jefferson-Pilot Corporation                      3,862                186,071
    Lincoln National Corporation                     4,875                213,037
    Loews Corporation                                3,408                192,995
    Marsh & McLennan Cos                            13,226                586,970
  # MBIA, Inc.                                       3,919                211,548
    MetLife, Inc.                                    8,690                309,972
    Old Republic International Corporation           4,608                107,320
    The Progressive Corporation                      5,119                392,218
  # Prudential Financial, Inc.                      13,956                649,791
    SAFECO Corporation                               3,787                178,216
    The St. Paul Travelers Companies, Inc.          17,705                656,324
    Torchmark Corporation                            3,017                157,729
  # UnumProvident Corporation                        7,288                116,244
    XL Capital Ltd. Class A                          2,332                164,826
                                                                   --------------
                                                                       11,537,592
                                                                   --------------
REAL ESTATE                         4.2%
    Archstone Communities Trust                      5,005                147,297
    Avalonbay Communities, Inc.                      1,990                115,818
    Boston Properties, Inc.                          2,950                156,055
    Duke Realty Corporation                          3,592                110,490
    Equity Office Properties Trust                  10,950                284,152
    Equity Residential                               7,642                225,821
    General Growth Properties, Inc.                  5,930                178,374
    Kimco Realty Corporation                         2,600                125,060
    Plum Creek Timber Company, Inc.                  4,986                156,461
    ProLogis Trust                                   4,638                157,878
    Rayonier Inc.                                    2,500                109,950
    The Rouse Company                                2,600                126,880
    Simon Property Group, Inc.                       5,034                259,805
    Vornado Realty Trust                             2,990                173,689
                                                                   --------------
                                                                        2,327,730
                                                                   --------------
THRIFTS AND MORTGAGE FINANCE        9.3%

  # Countrywide Financial Corporation                7,418         $      534,838
  # Fannie Mae                                      22,364              1,586,949
    Freddie Mac                                     17,886              1,150,248
    Golden West Financial Corporation                3,526                376,965
    Greenpoint Financial Corp.                       3,098                125,872
    MGIC Investment Corporation                      2,732                193,972
    New York Community Bancorp, Inc.                 1,220                 23,473
    Radian Group Inc.                                2,558                117,719
  # Sovereign Bancorp, Inc.                          9,427                205,226
    Washington Mutual, Inc.                         20,046                777,785
                                                                   --------------
                                                                        5,093,047
                                                                   --------------

Total Common Stocks
    (Cost $52,091,025)                                             $   55,025,088
                                                                   --------------

SHORT-TERM INVESTMENTS             10.1%

 CERTIFICATE OF DEPOSIT             0.3%
\   CSFB Bank
     1.36%, due 08-06-2004                      $  175,229                175,374
                                                                   --------------
                                                                          175,374
                                                                   --------------
 COMMERCIAL PAPER                   2.3%
\   Country Wide Home Loans
     1.40%, due 08-02-2004                         350,459                350,418
\   Four Winds Funding
     1.40%, due 08-02-2004                         350,459                350,418
\   Morgan St Dean Witter
     1.393%, due 02-18-2005                        350,459                350,459
\   New York State Power Authority
     1.302%, due 08-03-2004                        175,229                174,919
                                                                   --------------
                                                                        1,226,214
                                                                   --------------
 MEDIUM TERM NOTES                  1.6%
\   CSFB USA Inc
     1.435%, due 11-09-2004                        175,229                175,926
\   First Tennessee Bank
     1.33%, due 06-07-2005                         350,459                350,388
\   General Electric Cap Crp
     1.392%, due 09-24-2004                        175,229                175,468
\   Lehman Brothers
     1.403%, due 5-16-2005                         175,229                175,229
                                                                   --------------
                                                                          877,011
                                                                   --------------
 MASTER NOTE                        0.3%
\   Bear Stearns & Co
     1.463%, due 08-04-2004                        175,229                175,229
                                                                   --------------
                                                                          175,229
                                                                   --------------
 REPURCHASE AGREEMENTS              5.5%
\   Bk of America Sec LLC
     Triparty Repurchase Agreement
     1.36%, due 08-02-2004
     Collateralized by Bank of America
     Mortgage Sec, 1.318%,
     due 07-25-2034                                525,688                525,688
\   Bear Stearns & Co
     Triparty Repurchase Agreement
     1.433%, due 08-02-2004
     Collateralized by FannieMae Strips
     due 03-01-2029 and 07-01-2029               1,752,295              1,752,295
\   Lehman Brothers Triparty
     Repurchase Agreement
     1.393%, due 08-02-2004
     Collateralized by various assets backed
     securities, due 06-25-2012 to 06-25-2034      750,272                750,272
                                                                   --------------
                                                                        3,028,255
                                                                   --------------
MONEY MARKET

    Highmark Diversified Money      0.1%
     Market Fund, Fiduciary Shares                  57,057                 57,057
                                                                   --------------
Total Short-Term Investments                                            5,539,140
    (Cost $5,539,140)                                              --------------

TOTAL INVESTMENTS                 110.0%                               60,564,228
LESS COLLATERAL HELD FOR
  SECURITIES ON LOAN              (10.0)%                              (5,482,083)
OTHER ASSETS,
  LESS OTHER LIABILITIES           (0.0)%                                 (36,840)

                                                                   --------------
NET ASSETS                        100.0%                               55,045,305
                                                                   ==============

*    Non-income producing
#    Loaned security
\    Security purchased with cash received to collateralize loaned securities

   Percentages shown are a percent of net assets

                             NORTH TRACK FUNDS, INC.
                            STRATEGIC ALLOCATION FUND

                             SCHEDULE OF INVESTMENTS
                                  July 31, 2004
--------------------------------------------------------------------------------
                                                   Number
                                                 of Shares            Market
                                                or Par Value          Value
--------------------------------------------------------------------------------
UNDERLYING FUNDS                  100.1%

    Dow Jones U.S. Financial 100
     Plus Fund - Class F                         1,019,505         $   11,204,364
    Dow Jones U.S. Health Care 100
     Plus Fund - Class F                         1,073,231             10,936,232
    PSE Tech 100 Index Fund
     - Class F                                     548,396             10,797,906
                                                                   --------------

Total Common Stocks                                                    32,938,502
    (Cost $34,177,953)                                             --------------

TOTAL INVESTMENTS                 100.1%                               32,938,502
OTHER LIABILITIES
   LESS OTHER ASSETS               (0.1)%                                 (40,701)

                                                                   --------------
NET ASSETS                        100.0%                               32,897,801
                                                                   ==============

   Percentages shown are a percent of net assets

                             NORTH TRACK FUNDS, INC.
                                 MANAGED GROWTH

                            SCHEDULE OF INVESTMENTS
                                  July 31, 2004
--------------------------------------------------------------------------------
                                                  Number
                                                of Shares             Market
                                               or Par Value            Value
--------------------------------------------------------------------------------
 COMMON STOCKS                     99.9%
 AUTOS & TRANSPORTATION             8.7%

    C. H. Robinson Worldwide, Inc.                  30,500         $    1,333,765
    Expeditors International of Washington, Inc.    33,800              1,568,658
    Gentex Corporation                              31,900              1,142,020
    Harley-Davidson, Inc.                           19,450              1,164,472
                                                                   --------------

                                                                        5,208,915
                                                                   --------------
 CONSUMER DISCRETIONARY            33.3%
*   Bed Bath & Beyond Inc.                          35,500         $    1,256,345
* # Chico's FAS, Inc.                               29,200              1,222,604
*   Coach, Inc.                                     36,500              1,561,835
    The Corporate Executive Board Company           18,500              1,048,950
* # Dick's Sporting Goods, Inc.                     38,000              1,235,000
* # Electronic Arts Inc.                            32,700              1,639,251
  # Fastenal Company                                30,840              1,923,799
* # Getty Images, Inc.                              15,850                865,727
* # O'Reilly Automotive, Inc.                       36,200              1,465,738
* # Panera Bread Company                            22,700                837,403
    PETsMART, Inc.                                  45,725              1,417,932
* # P.F. Chang's China Bistro, Inc.                 17,700                786,411
  # Ruby Tuesday, Inc.                              51,500              1,487,835
*   Starbucks Corporation                           37,300              1,751,608
    Whole Foods Market, Inc.                        18,100              1,489,992
                                                                   --------------

                                                                       19,990,430
                                                                   --------------
FINANCIAL SERVICES                 10.7%
    Brown & Brown                                   30,190         $    1,283,679
  # The Chicago Mercantile Exchange                  7,500                941,250
  # Commerce Bancorp, Inc.                          17,000                855,780
  # FactSet Research Systems Inc.                   22,000                949,300
*   Fiserv, Inc.                                    41,750              1,430,355
*   SunGard Data Systems, Inc.                      39,930                930,768
                                                                   --------------

                                                                        6,391,132
                                                                   --------------
HEALTH CARE                        18.0%
* # Coventry Health Care, Inc.                      31,000         $    1,584,410
*   Forest Laboratories, Inc.                       15,100                759,379
  # Health Management Associates,  Inc. - Class A   66,600              1,335,996
*   IDEXX Laboratories, Inc.                        26,200              1,320,218
* # Patterson Companies Inc                         23,740              1,742,991
*   Stericycle, Inc.                                28,200              1,381,800
    Stryker Corporation                             31,500              1,501,920
    Varian Medical Systems, Inc.                    16,800              1,159,368
                                                                   --------------

                                                                       10,786,082
                                                                   --------------

OTHER ENERGY                        6.8%
    Apache Corporation                              29,080         $    1,353,092
*   BJ Services Company                             17,100                849,186
  # Smith International, Inc.                       12,000                699,360
  # XTO Energy, Inc.                                40,405              1,208,110
                                                                   --------------

                                                                        4,109,748
                                                                   --------------
PRODUCER DURABLES                   3.7%
  # Donaldson Company, Inc.                         42,800         $    1,139,764
    Plantronics, Inc.                               28,375              1,097,545
                                                                   --------------

                                                                        2,237,309
                                                                   --------------
TECHNOLOGY                         18.7%
    Adobe Systems, Inc.                             28,000         $    1,181,040
*   Alliance Data Systems Corporation               15,500                615,505
*   Amdocs Limited                                  45,200                980,840
    CDW Corporation                                 17,900              1,150,970
*   Citrix Systems, Inc.                            43,000                757,660
*   Cognizant Technology Solutions Corporation      43,750              1,205,313
*   Intuit Inc.                                     20,200                756,288
  # L-3 Commmunications Holdings, Inc.              23,500              1,437,025
  # Linear Technology Corporation                   31,800              1,243,380
*   Zebra Technologies Corporation                  22,950              1,896,358
                                                                   --------------

                                                                       11,224,379
                                                                   --------------

                                                                   --------------
 Total Common Stocks (Cost $44,923,885)                            $   59,947,995
                                                                   --------------

 SHORT-TERM INVESTMENTS            38.5%

 CERTIFICATE OF DEPOSIT             1.2%
\   CSFB Bank
     1.36%, due 08-06-2004                      $  736,517         $      737,125
                                                                   --------------
                                                                          737,125
                                                                   --------------

 COMMERCIAL PAPER                   8.6%
\   Country Wide Home Loans
     1.40%, due 08-02-2004                       1,473,034              1,472,862
\   Four Winds Funding
     1.40%, due 08-02-2004                       1,473,034              1,472,862
\   Morgan St Dean Witter
     1.393%, due 02-18-2005                      1,473,034              1,473,034
\   New York State Power Authority                                              -
     1.302%, due 08-03-2004                        736,517                735,214
                                                                   --------------
                                                                        5,153,972
                                                                   --------------

 MEDIUM TERM NOTES                  6.2%
\   CSFB USA Inc
     1.435%, due 11-09-2004                        736,517         $      739,445
\   First Tennessee Bank
     1.33%, due 06-07-2005                       1,473,034              1,472,737
\   General Electric Cap Crp
     1.392%, due 09-24-2004                        736,517                737,519
\   Lehman Brothers
     1.403%, due 5-16-2005                         736,517                736,517
                                                                   --------------
                                                                        3,686,218
                                                                   --------------

 MASTER NOTE                        1.2%
\   Bear Stearns & Co
     1.463%, due 08-04-2004                        736,517         $      736,517
                                                                   --------------
                                                                          736,517
                                                                   --------------

 REPURCHASE AGREEMENTS             21.2%
\   Bk of America Sec LLC
     Triparty Repurchase Agreement
     1.36%, due 08-02-2004
     Collateralized by Bank of America
     Mortgage Sec, 1.318%,
     due 07-25-2034                              2,209,551         $    2,209,551
\   Bear Stearns & Co
     Triparty Repurchase Agreement
     1.433%, due 08-02-2004
     Collateralized by FannieMae Strips
     due 03-01-2029 and 07-01-2029               7,365,171              7,365,171
\   Lehman Brothers Triparty
     Repurchase Agreement
     1.393%, due 08-02-2004
     Collateralized by various assets backed
     securities, due 06-25-2012 to 06-25-2034    3,153,513              3,153,513
                                                                   --------------
                                                                       12,728,235
                                                                   --------------

 MONEY MARKET                       0.1%
    Highmark Diversified Money Market Fund,         79,434
     Fiduciary Shares                                              $       79,434

                                                                   --------------
    Total Short-Term Investments                                   $   23,121,501
     (Cost $23,121,501)                                            --------------

TOTAL INVESTMENTS                 138.4%                               83,069,496
 LESS COLLATERAL HELD FOR SECURITIES
    ON LOAN                       (38.4)%                             (23,042,067)
  OTHER LIABILITIES, LESS OTHER ASSETS
                                   (0.0)%                                 (27,943)
                                                                   --------------
 NET ASSETS                       100.0%                               59,999,486
                                                                   ==============

*    Non-income producing
#    Loaned securities
\    Security purchased with cash received to collateralize loaned securities

   Percentages shown are a percent of net assets

                                                       NORTH TRACK FUNDS, INC.
                                                           TAX-EXEMPT FUND

                                                       SCHEDULE OF INVESTMENTS
                                                            July 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        S&P     Moody's    Market
       Par      Decription                                                                              Rating  Rating     Value
----------------------------------------------------------------------------------------------------------------------------------

    LONG-TERM TAX-EXEMPT SECURITIES                                                           97.8%
ALABAMA         6.6%
    1,000,000   The Board of Trustees of Alabama Agricultural and                                       AAA     Aaa      1,068,960
                Mechanical University Revenue Bonds, Series 1998
                5.00%, due 11-01-2016
    1,000,000   City of Tuscaloosa, Alabama, General Obligation Bonds,                                  AA-     Aa3      1,101,910
                Series 2000, 5.75%, due 01-01-2020

COLORADO        3.3%
    1,000,000   City of Westminster, Colorado, Sales and Use Tax Revenue                                AA      NR       1,090,420
                Refunding and Improvement Bonds, Series 1997A,
                5.60%, due 12-01-2016

CONNECTICUT     3.5%
    1,000,000   City of New Haven, Connecticut General Obligation Bonds Issue                           AAA     Aaa      1,137,320
                of 2000, Series B, 5.75%, Prerefunded 11-01-09 at 101

ILLINOIS        7.8%
    1,000,000   Public Building Commission of Chicago Building Revenue Bonds                            AAA     Aaa      1,270,520
                Series A of 1990 (Board of Education of the City of
                Chicago),  7.00%, due 01-01-2020
    1,000,000   Community Unit School District Number 116, Lake County,                                 AAA     Aaa      1,285,330
                Illinois (Round Lake) School Bonds, Series 1996,
                7.60%, due 02-01-2014

INDIANA         11.3%
    1,500,000   Indiana State Office Building Commission Capitol Complex                                AAA     Aaa      1,902,105
                Revenue Bonds, Series 1990A (Senate Avenue Parking Facility),
                7.40%, due 07-01-2015
    1,500,000   The Indianapolis Local Public Improvement Bond Bank,                                    AA      NR       1,782,555
                Series 1992D Bonds, 6.75%, due 02-01-2014

MAINE           3.2%
    1,000,000   Maine Turnpike Authority Special Obligation Refunding                                   AAA     Aaa      1,034,830
                Bonds, Series 1998, 5.00%, due 07-01-2018

MASSACHUSETTS   6.7%
    1,000,000   City of Springfield, Massachusetts, General                                             AAA     Aaa      1,054,610
                Obligation State Qualified Municipal Purpose Loan of
                1998 Bonds, 5.00%, due 11-15-2018
    1,000,000   Town of Sterling, Massachusetts General Obligation School                               NR      Aaa      1,134,410
                Construction Bonds Unlimited Tax, 6.00%, due 02-15-2020

MICHIGAN        11.6%
      500,000   City of Detroit, Michigan, General Obligation Unlimited                                 AAA     Aaa        541,775
                Tax, Series A-1, 5.375%, due 04-01-2017
    1,000,000   Dexter Community Schools Counties of Washtenaw and                                      AAA     Aaa      1,088,650
                Livingston, State of MI, 1998 School Building and Site Bonds,
                (Unlimited Tax General Obligation), 5.10%, due 05-01-2018
    1,000,000   Board of Control of Northern Michigan University,                                       AAA     Aaa      1,033,410
                General Revenue Bonds, Series 1997,  5.125%,
                due 12-01-2020
    1,000,000   Plainwell, Michigan, Community School District                                          AAA     Aaa      1,113,520
                Building and Site Bond, General Obligation
                5.50%, due 05-01-2015

MINNESOTA       3.3%
    1,000,000   Minnesota Public Facilities Authority Water Pollution                                   AAA     Aaa      1,069,930
                Control Revenue Bonds, Series 2000A, 5.125%,
                due 03-01-2014

MISSOURI        5.2%
      460,000   State Environmental Improvement and Energy Resources Authority                          AAA     Aaa        496,064
                (State of MO), Water Pollution Control & Drinking Water
                Revenue Bonds, Series 1999A, 5.25%, due 01-01-2004
      540,000   State Environmental Improvemen t & Energy Resources Authority                           AAA     Aaa        600,507
                (State of MO), Water Pollution Control & Drinking Water Reveue
                Bonds, Series 1999A, 5.25%, Prerefunded 07-01-2009 at 101
      265,000   State Environmental Improvement and Energy Resources Authority                          AAA     Aaa        294,367
                (State of MO), Water Pollution Control & Drinking Water
                Revenue Bonds, Series 2000B, 5.625%, due 07-01-2015
      285,000   State Environmental Improvement and Energy Resources Authority                          AAA     Aaa        323,341
                (State of MO), Water Pollution Control & Drinking Water
                Revenue Bonds, Series 2000B, 5.625%, Prerefunded 10-01-2010 at 100

OKLAHOMA        3.6%
    1,000,000   Tulsa Industrial Authority Revenue and Refunding Bonds,                                 AAA     Aaa      1,179,180
                (The University of Tulsa) Series 1996A, 6.00%,
                due 10-01-2016

PENNSYLVANIA    5.5%
      700,000   Philadelphia, Pennsylvania, Water and Wastewater Revenue                                AAA     Aaa        738,591
                Bonds, 5.50%, due 08-01-2014
    1,000,000   Public Auditorium Authority of Pittsburgh and Allegheny County                          AAA     Aaa      1,041,280
                (Allegheny County, PA), Hotel Room Excise Tax Revenue
                Bonds, Series of 1999, 5.00%, due 02-01-2017

SOUTH CAROLINA  3.1%
    1,000,000   City of Spartanburg, South Carolina, Water System                                       AAA     Aaa      1,026,170
                Refunding Revenue Bonds, Series 1997,  5.00%,
                due 06-01-2019

TENNESSEE       6.3%
    1,000,000   Harpeth Valley Utilities District of Davidson and                                       AAA     Aaa      1,038,600
                Williamson Counties, TN, Utilities Improvement Revenue
                Bonds, Series 1998, 5.05%, due 09-01-2020
    1,000,000   Shelby County, Tennessee, General Obligation Public                                     AA+     Aa2      1,028,920
                Improvement and School Bonds, 2001 Series A, 5.00%,
                due 04-01-2020

TEXAS           6.6%
    1,000,000   City of San Antonio, Texas, (Bexar County), Water System                                AA-     Aa3      1,120,140
                Revenue and Refunding Bonds, Series 1999, 5.75%,
                due 05-15-2013
    1,000,000   Texas Water Development Board State Revolving Fund Senior                               AAA     Aaa      1,031,000
                Lien Revenue Bonds, Program Series 1997B, 5.00%,
                due 07-15-2019

WASHINGTON      3.3%
    1,000,000   The City of Seattle, Washington, Water System                                           AA      Aa2      1,070,360
                Revenue Bonds, 1999, 5.25%, due 03-01-2013

WISCONSIN       3.6%
    1,000,000   Marinette County, Wisconsin, General Obligation Refunding                               NR      Aaa      1,173,570
                Bonds, 6.50%, due 09-01-2018

WYOMING         3.3%
    1,000,000   The Trustees of the University of Wyoming Facilities                                    AAA     Aaa      1,079,400
                Improvement and Refunding Revenue Bonds,
                Series 1999, 5.50%, due 06-01-2019
                                                                                                                   ---------------

Total Long-Term Tax-Exempt Securities (Cost $29,997,908)                                                                31,951,745
                                                                                                                   ---------------

SHORT TERM INVESTMENTS                                                                         1.3%
      441,103   AIM Tax-Free Investment Co.-Cash Reserve Portfolio                                                         441,103
                Private Class
                                                                                                                   ---------------

Total Short-Term Investments (Cost $441,103)                                                                               441,103
                                                                                                                   ---------------

TOTAL INVESTMENTS                                                           99.1%                                       32,392,848

OTHER ASSETS, LESS OTHER LIABILITIES                                         0.9%                                          287,727

                                                                                                                   ---------------
NET ASSETS                                                                 100.0%                                       32,680,575
                                                                                                                   ===============

                                                       NORTH TRACK FUNDS, INC.
                                                           GOVERNMENT FUND

                                                       SCHEDULE OF INVESTMENTS
                                                            July 31, 2004
--------------------------------------------------------------------------------------------------------------------------
    Principal                           Description                          Interest                              Market
     Amount                                                                    Rate            Maturity            Value
--------------------------------------------------------------------------------------------------------------------------
    U.S.GOVERNMENT AND AGENCY OBLIGATIONS                  98.9%

    U.S. GOVERNMENT OBLIGATIONS                            73.9%
    $  350,000    U.S. Treasury Note                                         10.375%          11/15/09            358,764
       750,000    U.S. Treasury Note                                          3.125%          04/15/09            733,448
       500,000    U.S. Treasury Note                                          5.625%          05/15/08            539,883
       750,000    U.S. Treasury Note                                          2.625%          05/15/08            730,518
#    1,100,000    U.S. Treasury Note                                          3.000%          11/15/07          1,093,942
     1,000,000    U.S. Treasury Note                                          3.250%          08/15/07          1,004,415
       550,000    U.S. Treasury Note                                          6.625%          05/15/07            602,594
#    1,650,000    U.S. Treasury Note                                          4.375%          05/15/07          1,709,555
#    1,300,000    U.S. Treasury Note                                          2.250%          02/15/07          1,279,231
     1,200,000    U.S. Treasury Note                                          3.500%          11/15/06          1,218,001
#    1,100,000    U.S. Treasury Note                                          2.375%          08/15/06          1,093,298
#    1,100,000    U.S. Treasury Note                                          4.625%          05/15/06          1,139,446
#    1,400,000    U.S. Treasury Note                                          2.000%          05/15/06          1,386,876
       250,000    U.S. Treasury Note                                          1.875%          12/31/05            248,408
       800,000    U.S. Treasury Note                                          5.750%          11/15/05            835,282
     1,200,000    U.S. Treasury Note                                          1.625%          04/30/05          1,197,845
#      500,000    U.S. Treasury Note                                          1.625%          03/31/05            499,434
       550,000    U.S. Treasury Note                                          1.750%          12/31/04            550,452
       700,000    U.S. Treasury Note                                          7.875%          11/15/04            712,770
     1,800,000    U.S. Treasury Note                                          5.875%          11/15/04          1,822,642

                                                                                                            -------------
    Total U.S. Government Obligations                                                                          18,756,804
                                                                                                            -------------

    AGENCY OBLIGATIONS                                     25.0%
    Government National Mortgage Association
    $  875,342    Series 2003-7, Class ON                                     4.000%          01/16/28            887,345
        83,403    Pool 497338                                                 6.000%          12/15/18             85,833
     1,000,000    Series 2003-96, Class B                                     3.607%          08/16/18            990,445
       696,910    Pool 3385                                                   5.500%          05/20/18            719,611
        45,407    Pool 427544                                                 6.000%          12/15/16             47,742
       114,892    Pool 3088                                                   6.500%          05/20/16            121,703
        79,531    Pool 3077                                                   7.000%          04/20/16             84,525
       158,907    Pool 2871                                                   5.500%          12/20/14            164,372
       343,309    Pool 416456                                                 6.000%          12/15/13            361,199
       315,596    Pool 780852                                                 6.500%          09/15/13            335,629
    Small Business Association
       139,626    Pool 505342                                                 3.625%  a       02/25/26            148,316
       204,200    Pool 505310                                                 4.125%  b       11/25/25            219,437
       985,415    Pool 505364                                                 4.125%  b       08/25/20          1,056,012
       126,344    Pool 504847                                                 4.125%  b       12/25/11            131,733
       497,157    Pool 505484                                                 4.625%  c       12/25/10            522,576
    Federal Home Loan Mortgage Corporation
       484,727    PAC Series 20, Class H                                      5.500%          10/25/23            491,783
    Total Agency Obligations                                                                                    6,368,261
                                                                                                            -------------

                                                                                                            -------------
     Total U.S. Government and Agency Obligations (Cost $25,141,748)                                           25,125,065
                                                                                                            -------------

    SHORT-TERM INVESTMENTS                                 20.2%

    CERTIFICATE OF DEPOSIT                                  0.6%
\      160,841    CSFB Bank
                   1.36%, due 08-06-2004                                                                          160,974
                                                                                                            -------------
                                                                                                                  160,974
                                                                                                            -------------

    COMMERCIAL PAPER                                        4.4%
\      321,682    Country Wide Home Loans
                   1.40%, due 08-02-2004                                                                          321,644
\      321,682    Four Winds Funding

                   1.40%, due 08-02-2004                                                                          321,644
\      321,682    Morgan St Dean Witter
                   1.393%, due 02-18-2005                                                                         321,682
\      160,841    New York State Power Authority
                   1.302%, due 08-03-2004                                                                         160,556
                                                                                                            -------------
                                                                                                                1,125,526
                                                                                                            -------------

    MEDIUM TERM NOTES                                       3.2%
\      160,841    CSFB USA Inc
                   1.435%, due 11-09-2004                                                                         161,480
\      321,682    First Tennessee Bank
                   1.33%, due 06-07-2005                                                                          321,617
\      160,841    General Electric Cap Crp
                   1.392%, due 09-24-2004                                                                         161,060
\      160,841    Lehman Brothers
                   1.403%, due 5-16-2005                                                                          160,841
                                                                                                            -------------
                                                                                                                  804,998
                                                                                                            -------------

    MASTER NOTE                                             0.6%
\      160,841    Bear Stearns & Co
                   1.463%, due 08-04-2004                                                                         160,841
                                                                                                            -------------
                                                                                                                  160,841
                                                                                                            -------------

    REPURCHASE AGREEMENTS                                  11.0%
\      482,523    Bk of America Sec LLC
                   Triparty Repurchase Agreement
                   1.36%, due 08-02-2004
                   Collateralized by Bank of America
                   Mortgage Sec, 1.318%,
                   due 07-25-2034                                                                                 482,523
\    1,608,410    Bear Stearns & Co
                   Triparty Repurchase Agreement
                   1.433%, due 08-02-2004
                   Collateralized by FannieMae Strips
                   due 03-01-2029 and 07-01-2029                                                                1,608,410
\      688,666    Lehman Brothers Triparty
                   Repurchase Agreement
                   1.393%, due 08-02-2004
                   Collateralized by various assets backed
                   securities, due 06-25-2012 to 06-25-2034                                                       688,666
                                                                                                            -------------
                                                                                                                2,779,599
                                                                                                            -------------

    MONEY MARKET                                            0.4%
        93,394    Highmark 100% Treasury Money Market Fund
                                                                                                                   93,394

                                                                                                            -------------
           Total Short-Term Investments (Cost $5,125,332)                                                       5,125,332
                                                                                                            -------------

    TOTAL INVESTMENTS                                     119.1%                                               30,250,397
     LESS COLLATERAL HELD FOR SECURITIES
                  ON LOAN                                 (19.8)%                                              (5,031,938)
     OTHER ASSETS, LESS LIABILITIES                         0.7%                                                  177,920
                                                                                                            -------------
     NET ASSETS                                           100.0%                                               25,396,379
                                                                                                            =============

#    Loaned securities
\    Security purchased with cash received to collateralize loaned securities

a    Variable rate at Prime less 62.5%, reset calendar quarters
b    Variable rate at Prime less 12.5%, reset calendar quarters
c    Variable rate at Prime plus 37.5%, reset calendar quarters

   Percentages shown are a percent of net assets

SECURITY VALUATION --

Securities traded on a national securities exchange are valued at the last reported sales price as of the close of the New York Stock Exchange. Securities that are principally traded on the National Association of Securities Dealers
Automated Quotation National Market ("NASDAQ") are generally valued at the
NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the last reported bid quotation.

Long-term tax-exempt securities are valued at market using pricing information provided by an independent pricing service. When in the judgment of the pricing service quoted bid prices are readily available these investments are valued at the mean of the quoted bid and ask prices.

Long-term taxable fixed income securities are valued at market using pricing information provided by an independent pricing service. Short-term investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by North
Track's Board of Directors. This includes directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a majority of the Tax-Exempt Fund's securities). Values are determined by the pricing service using methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions.

FUTURES CONTRACTS --

An analysis of the futures contracts activity for the nine months ended July 31,
2004, in the S&P 100 Index and PSE Tech 100 Index Funds, respectively, were as follows:

                                             NUMBER OF          AGGREGATE FACE
                                             CONTRACTS        VALUE OF CONTRACTS
S&P 100 INDEX FUND:
Outstanding at October 31, 2003                     -              $           -
Contracts opened                                  296                 16,462,198
Contracts closed                                 (290)               (16,128,118)
                                           -------------------------------------
Outstanding at July 31, 2004                        6              $     334,080
                                           =====================================

Market value of contracts at July 31, 2004                         $     330,330

PSE TECH 100 INDEX FUND:
Outstanding at October 31, 2003                     8              $   1,136,880
Contracts opened                                  190                 27,700,485
Contracts closed                                 (186)               (27,138,145)
                                           -------------------------------------
Outstanding at July 31, 2004                       12              $   1,699,220
                                           =====================================

Market value of contracts at July 31, 2004                         $   1,683,000

The number of financial futures contracts and the gross unrealized appreciation
(depreciation) at July 31, 2004, for each Fund were as follows:

                                                                     UNREALIZED
                                            NUMBER OF         APPRECIATION (DEPRECIATION)
                                            CONTRACTS
S&P 100 INDEX FUND:
S&P 500 E-Mini Index Futures                        6              $      (3,750)
   expiring September 2004

PSE TECH 100 INDEX FUND:
NASDAQ 100 Index Futures
   expiring September 2004                         12              $     (16,220)

INVESTMENT TRANSACTIONS --

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities (excluding tax adjustments) as of July 31, 2004, were as follows:

                                                                                   Dow Jones           Dow Jones
                                                 S&P 100       PSE Tech 100      U.S. Health Care    U.S. Financial
                                                  Index           Index              100 Plus           100 Plus

Gross unrealized appreciation                 $ 64,781,899    $  55,448,033        $ 6,401,512        $ 4,309,504
Gross unrealized depreciation                  (37,026,169)    (235,346,056)        (5,682,188)        (1,375,441)
                                              -------------------------------------------------------------------
Net unrealized appreciation (depreciation)    $ 27,755,730    $(179,898,023)       $   719,324        $ 2,934,063

Cost of investments                           $183,787,588    $ 686,904,902        $68,306,688        $57,630,165

                                                    Managed         Strategic
                                                     Growth         Allocation         Tax-Exempt        Government

Gross unrealized appreciation                     $17,721,648      $         -        $ 1,953,837       $   154,513
Gross unrealized depreciation                      (2,697,538)      (1,239,451)                 -          (171,196)
                                                  -----------------------------------------------------------------
Net unrealized appreciation (depreciation)        $15,024,110      $(1,239,451)       $ 1,953,837       $   (16,683)

Cost of investments                               $68,045,386      $34,177,953        $30,439,011       $30,267,080

Item 2.   Controls and Procedures

                (a)    Disclosure Controls and Procedures.   The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and recorded within the applicable time periods.

                (b)    Changes in Internal Control Over Financial Reporting.   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits

        The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit

3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by
Section 302 of the Sarbanes-Oxley Act of 2002

2

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 22nd day of September, 2004.

NORTH TRACK FUNDS, INC.
By:	/s/ David G. Stoeffel

David G. Stoeffel, President

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 22nd day of September, 2004.

By:	/s/ David G. Stoeffel

David G. Stoeffel, President (Principal Executive Officer)
By:	/s/ Franklin P. Ciano

Franklin P. Ciano, Chief Financial Officer and Treasurer (Principal Financial Officer)

2